Non-current Financial Assets at Fair Value Through Other Comprehensive Income - Additional Information (Detail) - TWD ($) shares in Thousands	1 Months Ended
	Apr. 30, 2023	Dec. 31, 2023
Non-current financial assets at fair value through other comprehensive income [Line Items]
Financial assets at fair value through other comprehensive income were pledged		$ 0
Daypower Energy [member] | Ordinary shares [member]
Non-current financial assets at fair value through other comprehensive income [Line Items]
Number of shares acquired	1,000
Amount of shares acquired value	$ 12,500,000
Acquired Percentage Of Shareholdings	10.00%